GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and benefits	$ 1,918	$ 1,506
Office and miscellaneous	1,591	1,399
Professional fees	1,326	1,378
Management and consulting fees	490	436
Investor relations	270	245
Directors fees	170	187
Regulatory and compliance fees	176	164
Depreciation	153	135
Travel and promotion	132	170
General and administrative expenses	$ 6,226	$ 5,620